Cash and Cash Equivalents - Additional Information (Details) ¥ in Thousands, $ in Thousands, $ in Millions	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash at bank
Cash and cash equivalents	¥ 948,765	$ 141,366		¥ 1,706,880	$ 254,325	¥ 2,025,046	¥ 1,010,076
Outside of PRC
Cash at bank
Cash and cash equivalents		$ 83,400	$ 0.7